Notes Payable and Debt and Financing Arrangements - Narrative relating to credit facilities (Details) $ in Thousands	1 Months Ended
	Nov. 30, 2013 USD ($) Credit_Facilities	Mar. 31, 2016 USD ($) Credit_Facilities		Dec. 31, 2015 USD ($) Credit_Facilities		Dec. 31, 2014 USD ($) Credit_Facilities		Dec. 30, 2014 USD ($)
Line of Credit Facility [Line Items]
Number of letter of credit facilities available | Credit_Facilities		15		15		8
Funds at Lloyds Bilateral Facility [Member]
Line of Credit Facility [Line Items]
Number of letter of credit facilities available | Credit_Facilities				4
Available letter of credit facilities - commitments				$ 500,000
Funds at Lloyds Bilateral Facility I [Member]
Line of Credit Facility [Line Items]
Available letter of credit facilities - commitments				125,000
Funds at Lloyds Bilateral Facility II [Member]
Line of Credit Facility [Line Items]
Available letter of credit facilities - commitments				125,000
Funds at Lloyds Bilateral Facility III [Member]
Line of Credit Facility [Line Items]
Available letter of credit facilities - commitments				125,000
Funds at Lloyds Bilateral Facility IV [Member]
Line of Credit Facility [Line Items]
Available letter of credit facilities - commitments				125,000
Two Thousand Thirteen Citi Agreements [Member]
Line of Credit Facility [Line Items]
Available letter of credit facilities - commitments				350,000
Revolving credit facility
Line of Credit Facility [Line Items]
Available letter of credit facilities - in use		$ 526,500		527,100		$ 606,100
Available letter of credit facilities - commitments		1,400,000		1,400,000		1,600,000
Line of credit facility, remaining borrowing capacity		823,500		822,900		968,900
Syndicated Credit Agreements [Member]
Line of Credit Facility [Line Items]
Available letter of credit facilities - commitments	$ 2,000,000
Optional increase capacity				500,000
Number of credit facilities entered into | Credit_Facilities	2
Two Thousand Thirteen Secured Credit Agreement [Member]
Line of Credit Facility [Line Items]
Available letter of credit facilities - commitments				1,000,000
Letter of credit facility
Line of Credit Facility [Line Items]
Available letter of credit facilities - in use		2,548,085		2,515,653	[1],[2],[3]	1,790,561	[1]
Available letter of credit facilities - commitments		$ 4,503,617	[3]	4,463,041	[1],[3],[4]	$ 3,575,000	[1],[4]
Two Thousand Thirteen Unsecured Credit Agreement [Member]
Line of Credit Facility [Line Items]
Available letter of credit facilities - commitments				1,000,000
Twenty Fifteen Goldman Sachs Facility [Member]
Line of Credit Facility [Line Items]
Available letter of credit facilities - commitments				200,000
Catlin Bermuda [Member] | Bilateral Facility [Member]
Line of Credit Facility [Line Items]
Available letter of credit facilities - in use				230,000
Catlin Re Switzerland [Member] | Bilateral Facility [Member]
Line of Credit Facility [Line Items]
Available letter of credit facilities - in use				175,000
Catlin Group Limited | Letter of credit facility
Line of Credit Facility [Line Items]
Available letter of credit facilities - in use				8,000
Citibank Europe plc [Member] | Letter of credit facility
Line of Credit Facility [Line Items]
Available letter of credit facilities - in use				600,000				$ 750,000
ING Bank N.V., London Branch [Member] | Letter of credit facility
Line of Credit Facility [Line Items]
Available letter of credit facilities - in use				$ 150,000
Lloyds Syndicate | Catlin Bermuda [Member] | Bilateral Facility [Member]
Line of Credit Facility [Line Items]
Number of letter of credit facilities available | Credit_Facilities				4
Citibank N.A. [Member] | Letter of credit facility
Line of Credit Facility [Line Items]
Available letter of credit facilities - in use				$ 250,000

[1]	As of December 31, 2015 and December 31, 2014, there were fifteen and eight available credit facilities, respectively.
[2]	As of March 31, 2016 and December 31, 2015 the stated portion of allowable credit facilities permitted to be utilized for revolving loans was $1.4 billion. However, as of March 31, 2016 and December 31, 2015, $526.5 million and $527.1 million, respectively, of such facilities' limits were utilized to issue letters of credit, leaving $823.5 million and $822.9 million, respectively, available either to issue additional letters of credit or to support other operating or financing needs under these particular facilities.
[3]	As of March 31, 2016 and December 31, 2015, there were fifteen available credit facilities
[4]	As of December 31, 2015 and December 31, 2014 the stated portion of allowable credit facilities permitted to be utilized for revolving loans was $1.4 billion and $1.6 billion, respectively. However, as of December 31, 2015 and December 31, 2014, $527.1 million and $606.1 million, respectively, of such facilities' limits were utilized to issue letters of credit, leaving $822.9 million and $968.9 million, respectively, available either to issue additional letters of credit or to support other operating or financing needs under these particular facilities.